Provisions - Schedule of Provisions (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 CAD ($)
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	$ 197.8
Current year provisions	61.8
Paid or otherwise settled	(70.4)
Impact of foreign exchange	(2.7)
Balance, end of the year	186.5
Less current portion	51.7
Long-term portion	134.8
Self-insured liabilities
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	94.6
Current year provisions	20.1
Paid or otherwise settled	(26.7)
Impact of foreign exchange	(1.4)
Balance, end of the year	86.6
Less current portion	7.8
Long-term portion	78.8
Claims
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	52.6
Current year provisions	21.2
Paid or otherwise settled	(26.1)
Impact of foreign exchange	(1.0)
Balance, end of the year	46.7
Less current portion	25.5
Long-term portion	21.2
Lease restoration
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	17.5
Current year provisions	15.6
Paid or otherwise settled	(4.5)
Impact of foreign exchange	(0.1)
Balance, end of the year	28.5
Less current portion	5.7
Long-term portion	22.8
Onerous contracts
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	33.1
Current year provisions	4.9
Paid or otherwise settled	(13.1)
Impact of foreign exchange	(0.2)
Balance, end of the year	24.7
Less current portion	12.7
Long-term portion	$ 12.0